Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 3,125	$ (1,229)	$ 9,937
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	1,747	137	1,015
– fair value gains/(losses)	2,654	(348)	2,141
– fair value (gains)/losses transferred to the income statement on disposal	(454)	429	(794)
– expected credit recoveries/(losses) recognised in the income statement	109	114	(5)
– income taxes	(562)	(58)	(327)
Cash flow hedges	476	(33)	239
– fair value gains	255	310	241
– fair value losses/(gains) reclassified to the income statement	364	(354)	68
– income taxes and other movements	(143)	11	(70)
Share of other comprehensive income/(expense) of associates and joint ventures	(115)	(52)	73
– share for the period	(115)	(64)	85
– fair value (gains)/losses transferred to the income statement on disposal	0	12	(12)
Exchange differences	(4,552)	935	109
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	1,182	58	(45)
– before income taxes	1,703	33	(50)
– income taxes	(521)	25	5
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	2,354	(557)	(1,445)
– before income taxes	2,936	(823)	(1,816)
– income taxes	(582)	266	371
Equity instruments designated at fair value through other comprehensive income	(123)	98	268
– fair value gains/(losses)	(122)	99	265
– income taxes	(1)	(1)	3
Effects of hyperinflation	72	104	113
Other comprehensive expense for the period, net of tax	1,041	690	327
Total comprehensive income/(expense) for the period	4,166	(539)	10,264
Attributable to:
– ordinary shareholders of the parent company	3,043	(1,903)	8,741
– preference shareholders of the parent company	45	45	45
– other equity holders	617	660	664
– non-controlling interests	461	659	814
Total comprehensive income/(expense) for the period	$ 4,166	$ (539)	$ 10,264